UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09583
                                                    ----------

                           UBS Eucalyptus Fund L.L.C.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
      --------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


       PAR                                                                                          MARKET VALUE/FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (128.60%)
                    --------------------------------------------------------------------------
                    CORPORATE BONDS (0.71%)
                    -----------------------
                    THERAPEUTICS (0.71%)
        1,500,000   Vion Pharmaceuticals, Inc., 7.75%, 02/15/12                                       $         1,665,000
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS (Cost $1,500,000)                                                     1,665,000
                                                                                                      ---------------------


      SHARES
-------------------
                    COMMON STOCK (126.35%)
                    ----------------------
                    DENTAL SUPPLIES & EQUIP (3.82%)
          565,700   Align Technology, Inc. *,(a)                                                                8,972,002
                                                                                                      ---------------------
                    DIAGNOSTIC EQUIPMENT (3.71%)
          185,000   Gen-Probe, Inc. *,(a)                                                                       8,709,800
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (61.92%)
           48,000   Advanced Magnetics, Inc. *,(a)                                                              2,892,960
           36,000   Alexion Pharmaceuticals, Inc. *                                                             1,556,640
          234,800   Amgen, Inc. *,(a)                                                                          13,120,624
        1,165,000   Ariad Pharmaceuticals, Inc. *,(a)                                                           5,230,850
          163,000   Arqule, Inc. *,(a)                                                                          1,215,980
          257,000   Biogen Idec, Inc. *,(a)                                                                    11,405,660
          150,000   CuraGen Corp. *                                                                               462,000
          460,000   Cytogen Corp. *,(b)                                                                           961,400
          175,000   Cytogen Corp. *,(b)                                                                           493,500
          487,300   Cytokinetics, Inc. *,(a)                                                                    3,391,608
           74,200   Digene Corp. *                                                                              3,146,822
          250,800   Genentech, Inc. *,(a)                                                                      20,595,696
          112,000   Genomic Health, Inc. *                                                                      1,942,080
          230,000   Genzyme Corp. *,(a)                                                                        13,804,600
          184,500   InterMune, Inc. *,(a)                                                                       4,549,770
          857,000   Kosan Biosciences, Inc. *,(a)                                                               4,713,500
          235,000   Lifecell Corp. *,(a)                                                                        5,867,950
          356,100   Medimmune, Inc. *,(a)                                                                      12,958,479
          300,100   Millennium Pharmaceuticals, Inc. *,(a)                                                      3,409,136
          344,800   Momenta Pharmaceutical, Inc. *,(a)                                                          4,468,608
           18,800   Morphosys AG - (Germany) *,**                                                               1,360,893
          560,000   Neose Technologies, Inc. *,(b)                                                              1,366,400
          183,900   Omrix Biopharmaceuticals, Inc. *,(a)                                                        7,037,853
                2   Oscient Pharmaceuticals Corp *                                                                     11
          726,000   Panacos Pharmaceuticals Inc. *                                                              3,361,380
          600,400   Seattle Genetics, Inc. *,(a)                                                                4,917,276
          245,400   Vertex Pharmaceuticals, Inc. *,(a)                                                          6,881,016
        1,505,788   XOMA Ltd. *,(a)                                                                             4,351,727
                                                                                                      ---------------------
                                                                                                              145,464,419
                                                                                                      ---------------------
                    MEDICAL - DRUGS (41.53%)
           50,300   Advanced Life Sciences Holdings, Inc. *                                                       142,852

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


      SHARES                                                                                        MARKET VALUE/FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - DRUGS (CONTINUED)
        5,507,000   Antisoma PLC - (United Kingdom) *,**                                              $         5,373,604
          385,000   Array BioPharma, Inc. *,(a)                                                                 4,889,500
          371,000   Chugai Pharmaceutical Co., Ltd. - (Japan) (a), **                                           9,363,371
          196,600   Cubist Pharmaceuticals, Inc. *                                                              4,338,962
        1,045,000   Indevus Pharmaceuticals *,(a)                                                               7,388,150
          110,700   Nichi-Iko Pharmaceutical Co., Ltd. - (Japan) **                                             1,715,698
          155,000   OSI Pharmaceuticals, Inc. *,(a)                                                             5,115,000
          507,000   Pfizer, Inc. (a)                                                                           12,806,820
          350,600   Poniard Pharmaceuticals, Inc. *                                                             1,998,420
           99,900   Repros Therapeutics, Inc. *                                                                   954,045
           29,000   Roche Holding AG - (Switzerland) **                                                         5,599,033
          475,000   Schering-Plough Corp. (a)                                                                  12,117,250
          175,000   Takeda Pharmaceutical Co., Ltd. - (Japan) **, (a)                                          11,456,701
          471,400   Vernalis PLC- (United Kingdom) *,**                                                           517,768
          275,400   Wyeth (a)                                                                                  13,778,262
                                                                                                      ---------------------
                                                                                                               97,555,436
                                                                                                      ---------------------
                    MEDICAL - GENERIC DRUGS (3.63%)
          316,700   Nippon Chemiphar Co., Ltd. - (Japan) **                                                     1,724,651
           84,000   Sawai Pharmaceutical Co., Ltd. - (Japan) **                                                 3,429,007
          106,500   Towa Pharmaceutical Co., Ltd. - (Japan) **                                                  3,373,364
                                                                                                      ---------------------
                                                                                                                8,527,022
                                                                                                      ---------------------
                    MEDICAL INSTRUMENTS (1.55%)
          204,500   Natus Medical, Inc. *,(a)                                                                   3,633,965
                                                                                                      ---------------------
                    MEDICAL PRODUCTS (1.49%)
           18,400   Baxter International, Inc. (a)                                                                969,128
           22,400   Caliper Life Sciences, Inc. *                                                                 126,560
           49,200   Sonic Innovations, Inc. *                                                                     415,740
          198,800   Vnus Medical Technologies *,(a)                                                             1,993,944
                                                                                                      ---------------------
                                                                                                                3,505,372
                                                                                                      ---------------------
                    THERAPEUTICS (8.70%)
        2,493,907   Adherex Technologies, Inc. - (Canada) *,**, (b)                                             1,273,273
           18,500   Anadys Pharmaceuticals, Inc. *                                                                 73,445
           16,000   Atherogenics, Inc. *                                                                           44,960
          350,000   BioMarin Pharmaceuticals, Inc. *,(a)                                                        6,041,000
          335,000   Neurogen Corporation *                                                                      2,177,500
          332,000   Onyx Pharmaceuticals, Inc. *,(a)                                                            8,246,880
          284,600   Trimeris, Inc. *,(a)                                                                        1,958,048
          366,500   Vion Pharmaceuticals, Inc. *                                                                  615,720
                                                                                                      ---------------------
                                                                                                               20,430,826
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $243,554,085)                                                    296,798,842
                                                                                                      ---------------------

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


      SHARES                                                                                        MARKET VALUE/FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    WARRANTS (0.38%)
                    ----------------
                    DRUG DELIVERY SYSTEMS (0.00%)
          930,000   DOR BioPharma, Inc., $0.88, 7/17/08 *,(b)                                         $                --
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.15%)
           87,500   Cytogen Corp., $3.32, 11/07/11 *,(b)                                                               --
          115,000   Cytogen Corp., $6.00, 7/22/15 *,(b)                                                                --
          100,600   Entremed, Inc., $3.50, 12/27/09 *,(b)                                                              --
           15,325   Illumina Inc., $21.80, 01/19/11 *,(b)                                                         114,938
           12,004   Illumina Inc., $21.80, 11/23/10 *,(b)                                                          90,030
            3,980   Illumina Inc., $78.95, 4/16/07 *,(b)                                                               --
          100,000   MicroIslet, Inc., $1.00, 3/16/09 *,(b)                                                             --
          252,000   Neose Technolgies, Inc., $1.96, 3/09/12 *,(b)                                                 146,160
               45   Orchid Biosciences, Inc., $21.70, 7/24/11 *,(b)                                                    --
               45   Orchid Biosciences, Inc., $23.50, 9/20/11 *,(b)                                                    --
              120   Orchid Biosciences, Inc., $8.05, 12/12/11 *,(b)                                                    --
           43,750   Oscient Pharmaceuticals Corp., $2.22, 4/6/11 *,(b)                                                 --
          182,250   Prana Biotechnology, Ltd. - AUD 8.00, 4/28/09 *,**, (b), (d)                                       --
                                                                                                      ---------------------
                                                                                                                  351,128
                                                                                                      ---------------------
                    MEDICAL LABS & TESTING SERVICES (0.00%)
           26,400   Clarient, Inc., $2.75, 03/25/08 *,(b)                                                              --
                                                                                                      ---------------------
                    THERAPEUTICS (0.23%)
          420,000   Adherex Technologies, Inc., - CAD 2.15, 12/15/08 *,**, (b)                                         --
          137,760   Adherex Technologies, Inc., - CAD 3.50, 5/20/07 *,**, (b)                                          --
          750,000   Adherex Technologies, Inc. - CAD 0.40, 2/21/10 *,**, (b)                                      149,526
           95,000   Isis Pharmaceuticals, Inc., $5.24, 8/22/10 *,(b)                                              382,897
          250,000   Spectrum Pharmaceuticals, Inc., $6.62, 9/14/11 *,(b)                                               --
          195,000   Vion Pharmaceuticals, Inc., $2.00, 2/15/2010 *,(b)                                                 --
                                                                                                      ---------------------
                                                                                                                  532,423
                                                                                                      ---------------------
                    TOTAL WARRANTS (Cost $491,744)                                                                883,551
                                                                                                      ---------------------


    NUMBER OF
    CONTRACTS
-------------------
                    CALL OPTIONS (0.61%)
                    --------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.10%)
              610   Amgen, Inc., $70.00, 1/19/08                                                                   77,775
              470   Lifecell Corp., $22.50, 6/16/07                                                               159,800
              715   Nektar Therapeutics, $20.00, 05/19/07                                                           5,362
              250   Vertex Pharmaceuticals Inc., $45.00, 4/21/07                                                      625
                                                                                                      ---------------------
                                                                                                                  243,562
                                                                                                      ---------------------
                    MEDICAL - DRUGS (0.10%)
            2,000   Bristol-Myers Squibb Company, $30.00, 09/22/07                                                175,000
            1,105   Endo Pharmaceutical Holdings Inc., $30.00, 4/21/07                                             63,538
                                                                                                      ---------------------
                                                                                                                  238,538
                                                                                                      ---------------------

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


    NUMBER OF
    CONTRACTS                                                                                       MARKET VALUE/FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CALL OPTIONS (CONTINUED)
                    ------------------------
                    THERAPEUTICS (0.41%)
              400   Amylin Pharm, $45.00, 01/19/08                                                    $           148,000
              570   Atherogenics Inc., $5.00, 05/19/07                                                              4,275
              715   Imclone Systems Inc., $30.00, 5/19/07                                                         800,800
                                                                                                      ---------------------
                                                                                                                  953,075
                                                                                                      ---------------------
                    TOTAL CALL OPTIONS (Cost $1,474,700)                                                        1,435,175
                                                                                                      ---------------------
                    PUT OPTIONS (0.55%)
                    -------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.05%)
              855   Millennium Pharmaceuticals, Inc., $12.50, 8/18/07                                             128,250
                                                                                                      ---------------------
                    STOCK INDEX (0.30%)
              255   Ishares Nasdaq Biotech Index, $75.00, 4/21/07                                                  21,038
            2,825   Ishares Russell 2000 Index Fund, $75.00, 05/19/07                                             278,262
            2,850   Ishares Russell 2000 Index Fund, $77.00, 5/19/07                                              400,425
                                                                                                      ---------------------
                                                                                                                  699,725
                                                                                                      ---------------------
                    THERAPEUTICS (0.20%)
              570   Atherogenics, Inc., $10.00, 4/21/07                                                           413,250
            1,500   Dendreon Corp., $5.00, 05/19/07                                                                67,500
                                                                                                      ---------------------
                                                                                                                  480,750
                                                                                                      ---------------------
                    TOTAL PUT OPTIONS (Cost $2,098,640)                                                         1,308,725
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $249,119,169)                                             302,091,293
                                                                                                      ---------------------


      SHARES
-------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((34.76)%)
                    -----------------------------------------------
                    DRUG DELIVERY SYSTEMS ((1.41)%)
         (214,700)  Alkermes, Inc. *                                                                           (3,314,968)
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS ((12.05)%)
         (432,600)  ADVENTRX Pharmaceuticals, Inc. *                                                           (1,081,500)
         (439,800)  Ark Therapeutics Group PLC - (United Kingdom) *,**                                         (1,095,510)
          (83,500)  BioMimetic Therapeutics, Inc. *                                                            (1,381,090)
         (144,000)  Coley Pharmaceutical Group, Inc. *                                                         (1,379,520)
         (235,292)  Enzo Biochem, Inc. *                                                                       (3,548,203)
          (78,000)  GPC Biotech AG - (Germany) *,**                                                            (2,139,931)
          (31,100)  Intercell AG - (Austria) *,**                                                              (1,014,270)
          (59,000)  Keryx Biopharmaceuticals, Inc. *                                                             (620,680)
           (7,700)  Maxygen, Inc. *                                                                               (85,855)
         (110,400)  Metabasis Therapeutics, Inc. *                                                               (811,440)
          (25,200)  Myriad Genetics, Inc. *                                                                      (868,392)
         (262,000)  Nektar Therapeutics *                                                                      (3,421,720)
         (147,600)  Neurochem, Inc. *                                                                          (2,225,808)
         (704,600)  Northfield Laboratories, Inc. *                                                            (2,543,606)

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


      SHARES                                                                                        MARKET VALUE/FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
          (75,000)  Sangamo BioSiences, Inc. *                                                        $          (510,000)
         (125,000)  Savient Pharmaceuticals, Inc. *                                                            (1,502,500)
         (323,000)  Telik, Inc. *                                                                              (1,753,890)
         (256,020)  Zeltia S.A. - (Spain) **                                                                   (2,317,447)
                                                                                                      ---------------------
                                                                                                              (28,301,362)
                                                                                                      ---------------------
                    MEDICAL - DRUGS ((9.59)%)
         (257,000)  Angiotech Pharmaceuticals, Inc. *                                                          (1,408,360)
         (550,000)  Amarin Corporation PLC - ADR *,(c)                                                         (1,265,000)
         (107,800)  Eisai Co., Ltd.- (Japan) **                                                                (5,158,332)
         (114,200)  King Pharmaceuticals, Inc. *                                                               (2,246,314)
          (66,000)  Sanofi-Aventis - (France) **                                                               (5,719,420)
          (69,000)  UCB SA - (Belgium) **                                                                      (4,001,877)
         (175,000)  Zymogenetics, Inc. *                                                                       (2,723,000)
                                                                                                      ---------------------
                                                                                                              (22,522,303)
                                                                                                      ---------------------
                    MEDICAL INSTRUMENTS ((3.73)%)
         (176,000)  Abaxis, Inc. *                                                                             (4,289,120)
          (91,100)  Cepheid, Inc. *                                                                            (1,082,268)
          (67,000)  Edwards Lifesciences Corp. *                                                               (3,396,900)
                                                                                                      ---------------------
                                                                                                               (8,768,288)
                                                                                                      ---------------------
                    STOCK INDEX ((2.61)%)
          (79,000)  Pharmaceutical HOLDRs Trust                                                                (6,135,930)
                                                                                                      ---------------------
                    THERAPEUTICS ((5.37)%)
         (137,600)  Allos Therapeutics, Inc. *                                                                   (821,472)
          (15,000)  Atherogenics, Inc. *                                                                          (42,150)
          (56,600)  CV Therapeutics, Inc. *                                                                      (445,442)
         (574,000)  Dendreon Corp. *                                                                           (7,421,820)
         (104,200)  Hollis-Eden Pharmaceuticals, Inc. *                                                          (263,626)
         (112,700)  Introgen Therapeutics, Inc. *                                                                (455,308)
         (149,300)  La Jolla Pharmaceutical Co. *                                                                (903,265)
         (157,800)  Mannkind Corp. *                                                                           (2,256,540)
                                                                                                      ---------------------
                                                                                                              (12,609,623)
                                                                                                      ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(78,713,565))                       (81,652,474)
                                                                                                      ---------------------


    NUMBER OF
    CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS ((1.53)%)
                    -------------------------
                    DIAGNOSTIC EQUIPMENT ((0.09)%)
             (405)  Gen-Probe Incorporated, $50.00, 5/19/07 Call                                                  (30,375)

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


    NUMBER OF
    CONTRACTS                                                                                       MARKET VALUE/FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS (CONTINUED)
                    ---------------------------
                    DIAGNOSTIC EQUIPMENT (CONTINUED)
             (565)  Gen-Probe, Inc., $50.00, 5/19/07 Put                                              $          (192,100)
                                                                                                      ---------------------
                                                                                                                 (222,475)
                                                                                                      ---------------------
                    DRUG DELIVERY SYSTEMS ((0.01)%)
             (570)  Penwest Pharmaceutical, Co. 05/19/07, 7.50 Put                                                (22,800)
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS ((0.24)%)
             (715)  Affymetrix, Inc., $30.00, 04/21/07 Call                                                       (92,950)
             (285)  Amgen, Inc., $60.00, 04/21/07 Call                                                            (10,687)
             (285)  Amgen, Inc., $62.50, 04/21/07 Call                                                             (4,275)
             (960)  Amgen, Inc., $65.00, 4/21/07 Call                                                              (7,200)
             (820)  Amgen, Inc., $67.50, 4/21/07 Call                                                              (4,100)
             (680)  Biogen Idec, Inc., $45.00, 4/21/07 Put                                                        (90,100)
             (965)  Genetech, Inc., $80.00 04/21/07 Put                                                           (72,375)
           (1,025)  Genzyme Corp., $57.50, 4/21/07 Put                                                            (41,000)
             (425)  Illumina, Inc., $35.00, 04/21/07 Call                                                          (1,062)
             (700)  Lifecell Corp., $20.00, 6/16/07 Put                                                           (19,250)
             (470)  Lifecell Corp., $27.50, 6/16/07 Call                                                          (35,250)
             (455)  Medimmune, Inc., $35.00, 4/21/07 Call                                                        (104,650)
             (715)  Nektar Therapeutics, $15.00, 05/19/07 Call                                                    (19,663)
             (850)  PDL Biopharma, Inc., $17.50, 5/19/07 Put                                                       (6,375)
             (710)  Savient Pharmaceutical, Inc., $12.50, 06/16/07 Call                                           (69,225)
                                                                                                      ---------------------
                                                                                                                 (578,162)
                                                                                                      ---------------------
                    MEDICAL - DRUGS ((0.20)%)
             (700)  Astellas Pharma Inc., JPY 4919, 4/07 Put **                                                   (18,644)
             (570)  AstraZeneca PLC, $55.00, 04/21/07 Call                                                        (34,200)
             (570)  AstraZeneca PLC, $55.00, 04/21/07 Put                                                        (101,175)
           (2,000)  Bristol-Myers Squibb Company, $25.00, 03/17/07                                               (165,000)
           (2,000)  Bristol-Myers Squibb Company, $35.00, 09/17/07                                                (15,000)
             (921)  Chugai Pahrmaceutical Co., Ltd., JPY 3043, 04/13/07 Call **                                   (33,583)
           (1,105)  Endo Pharmaceutical Holdings Inc., $25.00, 4/21/07 Put                                         (5,525)
           (1,105)  Endo Pharmaceutical Holdings Inc., $35.00, 4/21/07 Call                                        (5,525)
             (355)  OSI Pharmaceuticals, Inc., $35.00, 4/21/07 Put                                                (93,188)
                                                                                                      ---------------------
                                                                                                                 (471,840)
                                                                                                      ---------------------
                    STOCK INDEX ((0.35)%)
             (850)  iShares Nasdaq Biotech Index, $70.00, 4/21/07 Put                                              (8,500)
             (850)  iShares Nasdaq Biotech Index, $80.00, 4/21/07 Call                                             (8,500)
           (2,825)  iShares Russell 2000 Index Fund, $70.00, 05/19/07 Put                                        (108,762)
           (2,850)  iShares Russell 2000 Index Fund, $72.00, 5/19/07 Put                                         (161,025)
           (2,825)  iShares Russell 2000 Index Fund, $82.00, 05/19/07 Call                                       (361,600)
           (2,850)  iShares Russell 2000 Index Fund, $84.00, 5/19/07 Call                                        (165,300)
                                                                                                      ---------------------
                                                                                                                 (813,687)
                                                                                                      ---------------------
                    THERAPEUTICS ((0.64)%)
             (485)  Amylin Pharmaceutical, Inc., $40.00, 04/21/07 Put                                            (145,500)

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


    NUMBER OF
    CONTRACTS                                                                                       MARKET VALUE/FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS (CONTINUED)
                    ---------------------------
                    THERAPEUTICS (CONTINUED)
             (400)  Amylin Pharmaceuticals, Inc., $35.00, 04/21/07 Put                                $           (20,000)
             (390)  Amylin Pharmaceuticals, Inc., $40.00, 4/21/07 Call                                            (16,575)
             (570)  Atherogenics, Inc., $2.50, 05/19/07 Call                                                      (31,350)
             (615)  Biomarin Pharmaceutical, Inc., $17.50, 4/21/07 Put                                            (29,213)
             (785)  Dendreon Corporation, $5.00, 05/19/07 Call                                                   (643,700)
           (1,280)  Gilead Sciences, Inc., $65.00, 5/19/07 Put                                                    (25,600)
             (140)  Gilead Sciences, Inc., $70.00, 05/19/07 Put                                                    (9,800)
             (715)  Imclone Systems, Inc., $25.00, 5/19/07 Put                                                     (5,362)
             (715)  Imclone Systems, Inc., $35.00, 5/19/07 Call                                                  (464,750)
             (395)  Isis Pharmaceuticals, Inc., $10.00, 04/21/07 Call                                              (8,888)
             (570)  Onyx Pharmaceuticals Inc. $25.00, 04/21/07 Put                                                (69,825)
             (570)  Onyx Pharmaceuticals Inc., $30.00, 4/21/07 Call                                               (11,400)
             (995)  Onyx Pharmaceuticals, Inc., $17.50, 05/19/07 Put                                              (14,925)
                                                                                                      ---------------------
                                                                                                               (1,496,888)
                                                                                                      ---------------------
                    TOTAL WRITTEN OPTIONS (Proceeds $(3,717,537))                                              (3,605,852)
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(82,431,102))                               (85,258,326)
                                                                                                      ---------------------



                                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------------------
                    DERIVATIVE CONTRACTS (0.36%)
                    ----------------------------
                    SWAPS (0.36%)
                    Equity Swap, long exposure                                                                    720,825
                    Equity Swap, short exposure                                                                   132,707
                                                                                                      ---------------------
                                                                                                                  853,532
                                                                                                      ---------------------
                    TOTAL DERIVATIVE CONTRACTS--net                                                               853,532
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 92.67%                     217,686,499
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 7.33%                                                  17,223,862
                                                                                                      ---------------------
         TOTAL NET ASSETS -- 100.00%                                                                  $       234,910,361
                                                                                                      =====================

*    Non-income producing security
**   Foreign
(a)  Partially or wholly held ($225,664,936 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)  Private investment in public equity (freely tradeable) at market value.
(c)  American Depository Receipt.
(d)  Australian Dollar.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007

EQUITY SWAPS
------------

UBS EUCALYPTUS FUND, L.L.C. HAD THE FOLLOWING OPEN EQUITY SWAPS AS OF MARCH 31, 2007:


    Notional      Maturity                                                                                      Unrealized
     Amount         Date                                         Description                                   Appreciation
    --------      --------                                       -----------                                   ------------

 $ 11,725,875        *      Agreement with Goldman Sachs & Co., to receive the total return of the Orbimed
                            Custom Index M&A Modified in exchange for an amount to be paid monthly, equal to
                            the USD LIBOR-BBA Monthly plus 40 bps.                                               $ 720,825

 $(23,601,347)       *      Agreement with Goldman Sachs & Co., to receive the total return of the Retail
                            Negative Spending Index in exchange for an amount to be paid monthly, equal to
                            the USD LIBOR-BBA Monthly plus 40 bps.                                               $ 132,707
                                                                                                               ------------

                                                                                                                 $ 853,532
                                                                                                               ============

---------------
*  Perpetual maturity. Resets monthly.

                                                          March 31, 2007
Investments in Securities - By Country             Percentage of Net Assets (%)
--------------------------------------             ----------------------------

United States of America                                     82.16%
Japan                                                        11.00%
Switzerland                                                   2.38%
United Kingdom                                                2.04%
Canada                                                        0.39%
Germany                                                      -0.33%
Austria                                                      -0.43%
Spain                                                        -0.99%
Belgium                                                      -1.70%
France                                                       -2.43%

                                                          March 31, 2007
Investments in Derivative Contracts - By Country    Percentage of Net Assets (%)
------------------------------------------------    ----------------------------

United States of America                                      0.36%

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    UBS Eucalyptus Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ Douglas Lindgren
                         -------------------------------------------------------
                                Douglas Lindgren, Principal Executive Officer
                                (principal executive officer)

Date            May 25, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Douglas Lindgren
                         -------------------------------------------------------
                                Douglas Lindgren, Principal Executive Officer
                                (principal executive officer)

Date            May 25, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*       /s/ Robert Aufenanger
                         -------------------------------------------------------
                                Robert Aufenanger, Principal Accounting Officer
                                (principal financial officer)

Date            May 25, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.